Receivables, net and Contract assets and liabilities	12 Months Ended
Dec. 31, 2020
Receivables, net and Contract assets and liabilities
Receivables, net and Contract assets and liabilities
Note 8—Receivables, net and Contract assets and liabilities
“Receivables, net” consisted of the following:
December 31,
($ in millions) 2020 2019
Trade receivables

6,417 5,967
Other receivables

760 695
Allowance

(357) (228)
Total 6,820 6,434
“Trade receivables”

in the table above includes contractual retention amounts billed to customers of
$ 146

million and $
151

million at December 31, 2020 and 2019, respectively.

Management expects that the substantial
majority of related contracts will be completed and the

substantial majority of the billed amounts retained by the
customer will be collected. Of the retention amounts outstanding at December 31, 2020,
70

percent and
18

percent are
expected to be collected in 2021 and 2022,

respectively.
“Other receivables”

in the table above consists of value added tax, claims, rental deposits and other non‑trade
receivables.
The reconciliation of changes in the allowance for doubtful

accounts is as follows:
($ in millions) 2020 2019 2018
Balance at January 1, 228 219 202
Transition adjustment 56 — —
Current-period provision for expected credit losses 115 31 50
Write-offs charged

against the allowance
(42) (19) (17)
Exchange rate differences

— (3) (16)
Balance at December 31, 357 228 219
The following table provides information about Contract

assets and Contract liabilities:
($ in millions) 2020 2019 2018
Contract assets 985 1,025 1,082
Contract liabilities 1,903 1,719 1,707
Contract assets primarily relate to the Company’s

right to receive consideration for work completed but for
which no invoice has been issued at the reporting date.

Contract assets are transferred to receivables when rights to receive payment become unconditional. Management

expects that the majority of the amounts will be collected within one year of the respective balance sheet date.
Contract liabilities primarily relate to up-front advances

received on orders from customers as well as amounts
invoiced to customers in excess of revenues recognized

predominantly on long-term projects. Contract liabilities are reduced as work is performed and as revenues are recognized.
The significant changes in the Contract assets and Contract

liabilities balances were as follows:
2020 2019
Contract Contract Contract Contract
($ in millions) assets liabilities assets liabilities
Revenue recognized, which was included in the Contract liabilities balance at January 1, 2020/2019 (1,011) (1,158)
Additions to Contract liabilities - excluding amounts recognized as
revenue during the period 1,129 1,255
Receivables recognized that were included in the Contract

assets
balance at January 1, 2020/2019 (680) (786)
The Company considers its order backlog to represent

its unsatisfied performance obligations. At December 31,
2020, the Company had unsatisfied performance obligations

totaling $
14,303

million and, of this amount, the Company
expects to fulfill approximately 73

percent of the obligations in 2021, approximately
15

percent of the obligations in
2022 and the balance thereafter.